Equity Financing Transactions of the Daughter Companies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jun. 29, 2016	Jun. 30, 2016	Jun. 30, 2015
Class of Warrant or Right [Line Items]
Net Proceeds Received		$ 168,752	$ 187,576
Teekay Offshore [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of convertible preferred stock	$ 100,000
Proceeds from issuance or sale of equity, net of offering costs	97,200
Net Proceeds Received	$ 71,300
Teekay Offshore [Member] | The Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, term	7 years
Class of warrant or right, period after which warrants or rights exercisable	6 months
Teekay Offshore [Member] | The $4.55 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding	4,500,000
Fixed price of stock purchase warrants, per share	$ 4.55
Net Proceeds Received	$ 7,000
Teekay Offshore [Member] | The $6.05 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding	2,250,000
Fixed price of stock purchase warrants, per share	$ 6.05
Class of warrant or right, exercise premium	33.00%
Net Proceeds Received	$ 3,100
Teekay Offshore [Member] | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Partners' capital account, units, sold in private placement	4,000,000
Preferred units dividend rate	10.50%
Net Proceeds Received	$ 61,100
Teekay Offshore [Member] | Teekay Parent [Member]
Class of Warrant or Right [Line Items]
Proceeds from issuance of convertible preferred stock	$ 26,000
Teekay Offshore [Member] | Teekay Parent [Member] | The $4.55 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding	1,170,000
Fixed price of stock purchase warrants, per share	$ 4.55
Teekay Offshore [Member] | Teekay Parent [Member] | The $6.05 Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding	585,000
Fixed price of stock purchase warrants, per share	$ 6.05
Teekay Offshore [Member] | Teekay Parent [Member] | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Partners' capital account, units, sold in private placement	1,040,000
Preferred units dividend rate	10.50%